FINANCIAL INSTRUMENTS (Details 1) (CAD) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2013
Balance, beginning of period	0	2.0	2.2
Increase (decrease) in provision	2.2	(2.0)	(0.4)
Balance, end of period (note 9)	2.2	0	1.8